Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Land held for future development	$ 43,746,943	$ 42,622,330
Cash and cash equivalents	6,794,174	4,898,048
Redeemable preferred stock par value		$ 0.01
Redeemable preferred stock authorized		423,326
Redeemable preferred stock issued		273,326
Redeemable preferred stock outstanding		273,326
Preferred stock par value per share	$ 0.01
Preferred stock shares authorized	423,326
Preferred stock shares issued	309,130
Preferred stock shares outstanding	309,130
Common stock par value per share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	11,468,665	4,717,345
Common stock shares outstanding	11,468,665	4,717,345
Variable Interest Entity, Primary Beneficiary [Member]
Land held for future development	1,497,353	0
Cash and cash equivalents	$ 147,897	$ 0